Borrowing - Schedule of Long-Term Borrowing (Details) - USD ($)		12 Months Ended
		Jul. 31, 2026	Jul. 31, 2025
Schedule of Long-Term Borrowing [Line Items]
Long-term borrowings, current portion		$ 3,088,892	$ 367,928
Long-term borrowings		$ 4,225,990	5,472,384
Japan Finance Corporation [Member]
Schedule of Long-Term Borrowing [Line Items]
Annual Interest Rate		0.45%
Maturity		Nov. 30, 2026
Long-term borrowings, current portion		$ 1,884,896
Long-term borrowings			1,992,033
Japan Finance Corporation One [Member]
Schedule of Long-Term Borrowing [Line Items]
Annual Interest Rate		0.50%
Maturity		Feb. 29, 2032
Long-term borrowings, current portion
Long-term borrowings		$ 1,256,597	1,328,021
Japan Finance Corporation Two [Member]
Schedule of Long-Term Borrowing [Line Items]
Annual Interest Rate		1.11%
Maturity		Nov. 30, 2026
Long-term borrowings, current portion		$ 628,299
Long-term borrowings			664,011
Japan Finance Corporation Three [Member]
Schedule of Long-Term Borrowing [Line Items]
Annual Interest Rate		1.06%
Maturity		Feb. 28, 2029
Long-term borrowings, current portion
Long-term borrowings		$ 628,299	664,011
Japan Finance Corporation Four [Member]
Schedule of Long-Term Borrowing [Line Items]
Annual Interest Rate		0.36%
Maturity		Jun. 25, 2028
Long-term borrowings, current portion		$ 52,023	54,980
Long-term borrowings		$ 47,688	105,378
Ohkawara Co., Ltd. [Member]
Schedule of Long-Term Borrowing [Line Items]
Annual Interest Rate	[1]	2.00%
Maturity	[1]	Aug. 31, 2026
Long-term borrowings, current portion	[1]	$ 314,149
Long-term borrowings	[1]		332,005
The Johnan Shinkin Bank [Member]
Schedule of Long-Term Borrowing [Line Items]
Annual Interest Rate	[1]	1.80%
Maturity	[1]	Apr. 20, 2028
Long-term borrowings, current portion	[1]	$ 104,725	110,677
Long-term borrowings	[1]	$ 78,493	193,632
The Johnan Shinkin Bank One [Member]
Schedule of Long-Term Borrowing [Line Items]
Annual Interest Rate	[1]	1.80%
Maturity	[1]	Apr. 20, 2028
Long-term borrowings, current portion	[1]	$ 62,880	66,454
Long-term borrowings	[1]	$ 46,859	115,976
The Johnan Shinkin Bank Two [Member]
Schedule of Long-Term Borrowing [Line Items]
Annual Interest Rate	[1]	1.80%
Maturity	[1]	Feb. 20, 2028
Long-term borrowings, current portion	[1]	$ 41,920	44,303
Long-term borrowings	[1]	$ 31,239	77,317
The Johnan Shinkin Bank Three [Member]
Schedule of Long-Term Borrowing [Line Items]
Annual Interest Rate	[1]	1.60%
Maturity	[1]	Jul. 20, 2026
Long-term borrowings, current portion	[1]		53,015
Long-term borrowings	[1]
The Johnan Shinkin Bank Four [Member]
Schedule of Long-Term Borrowing [Line Items]
Annual Interest Rate	[1]	1.67%
Maturity	[1]	Feb. 20, 2026
Long-term borrowings, current portion	[1]		38,499
Long-term borrowings	[1]
Narumi Okazaki [Member]
Schedule of Long-Term Borrowing [Line Items]
Annual Interest Rate	[2]	1.65%
Maturity		Jul. 31, 2028
Long-term borrowings, current portion	[2]
Long-term borrowings	[2]	$ 2,136,815

[1]	As of July 31, 2025 and 2026, the Group had bank borrowings of US$699,873 and US$366,116 from The Johnan Shinkin Bank, and US$332,005 and US$314,149 from Ohkawara Co., Ltd., respectively. All of these borrowings were guaranteed by the individual significant shareholder of the Group, Narumi Okazaki.
[2]	For the year ended July 31, 2026, the Group obtained 17 individual borrowings from Narumi Okazaki for working capital purposes. As of July 31, 2025 and 2026, the aggregate fair value of these borrowings was nil and US$2,136,815, respectively. The borrowings bear contractual interest at 1.65% per annum. For initial measurement, the Group discounted the contractual cash flows using a market discount rate of 10.5% per annum to determine the fair value of the borrowings. The maturity dates, originally July 31, 2026, were extended to July 31, 2028.